Average Annual Total Returns	Putnam Ultra Short Duration Income Fund Class A 1 Year	Putnam Ultra Short Duration Income Fund Class A 5 Years	Putnam Ultra Short Duration Income Fund Class A Since Inception	Putnam Ultra Short Duration Income Fund Class A Inception Date	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions 1 Year	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions 5 Years	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions Since Inception	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions Inception Date	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions and Sales 1 Year	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions and Sales 5 Years	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions and Sales Since Inception	Putnam Ultra Short Duration Income Fund Class A After Taxes on Distributions and Sales Inception Date	Putnam Ultra Short Duration Income Fund Class B 1 Year	Putnam Ultra Short Duration Income Fund Class B 5 Years	Putnam Ultra Short Duration Income Fund Class B Since Inception	Putnam Ultra Short Duration Income Fund Class B Inception Date	Putnam Ultra Short Duration Income Fund Class C 1 Year	Putnam Ultra Short Duration Income Fund Class C 5 Years	Putnam Ultra Short Duration Income Fund Class C Since Inception	Putnam Ultra Short Duration Income Fund Class C Inception Date	Putnam Ultra Short Duration Income Fund Class N 1 Year		Putnam Ultra Short Duration Income Fund Class N 5 Years		Putnam Ultra Short Duration Income Fund Class N Since Inception		Putnam Ultra Short Duration Income Fund Class N Inception Date	Putnam Ultra Short Duration Income Fund Class R 1 Year	Putnam Ultra Short Duration Income Fund Class R 5 Years	Putnam Ultra Short Duration Income Fund Class R Since Inception	Putnam Ultra Short Duration Income Fund Class R Inception Date	Putnam Ultra Short Duration Income Fund Class R6 1 Year		Putnam Ultra Short Duration Income Fund Class R6 5 Years		Putnam Ultra Short Duration Income Fund Class R6 Since Inception		Putnam Ultra Short Duration Income Fund Class R6 Inception Date	Putnam Ultra Short Duration Income Fund Class Y 1 Year	Putnam Ultra Short Duration Income Fund Class Y 5 Years	Putnam Ultra Short Duration Income Fund Class Y Since Inception	Putnam Ultra Short Duration Income Fund Class Y Inception Date	Putnam Ultra Short Duration Income Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) 1 Year	Putnam Ultra Short Duration Income Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) 5 Years	Putnam Ultra Short Duration Income Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) Since Inception	Putnam Ultra Short Duration Income Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) Inception Date	Putnam Short Term Investment Fund Class G 1 Year		Putnam Short Term Investment Fund Class G 5 Years		Putnam Short Term Investment Fund Class G Since Inception		Putnam Short Term Investment Fund Class G Inception Date	Putnam Short Term Investment Fund Class P 1 Year	Putnam Short Term Investment Fund Class P 5 Years	Putnam Short Term Investment Fund Class P Since Inception	Putnam Short Term Investment Fund Class P Inception Date	Putnam Short Term Investment Fund Class P After Taxes on Distributions 1 Year	Putnam Short Term Investment Fund Class P After Taxes on Distributions 5 Years	Putnam Short Term Investment Fund Class P After Taxes on Distributions Since Inception	Putnam Short Term Investment Fund Class P After Taxes on Distributions Inception Date	Putnam Short Term Investment Fund Class P After Taxes on Distributions and Sales 1 Year	Putnam Short Term Investment Fund Class P After Taxes on Distributions and Sales 5 Years	Putnam Short Term Investment Fund Class P After Taxes on Distributions and Sales Since Inception	Putnam Short Term Investment Fund Class P After Taxes on Distributions and Sales Inception Date	Putnam Short Term Investment Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) 1 Year	Putnam Short Term Investment Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) 5 Years	Putnam Short Term Investment Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) Since Inception	Putnam Short Term Investment Fund ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes) Inception Date
Total	2.75%	1.42%	1.12%	Oct. 17, 2011	1.74%	0.84%	0.68%	Oct. 17, 2011	1.63%	0.83%	0.66%	Oct. 17, 2011	2.34%	1.04%	0.73%	Oct. 17, 2011	2.34%	1.04%	0.72%	Oct. 17, 2011	1.06%	[1]	0.99%	[1]	0.80%	[1]	Oct. 17, 2011	2.34%	1.04%	0.72%	Oct. 17, 2011	2.86%	[2]	1.53%	[2]	1.23%	[2]	Oct. 17, 2011	2.85%	1.52%	1.23%	Oct. 17, 2011	2.35%	1.10%	0.70%	Oct. 17, 2011	2.36%	[3]	1.19%	[3]	0.88%	[3]	Feb. 19, 2013	2.36%	1.19%	0.88%	Feb. 19, 2013	1.39%	0.70%	0.52%	Feb. 19, 2013	1.39%	0.70%	0.52%	Feb. 19, 2013	2.35%	1.10%	0.82%	Feb. 19, 2013

[1]	Performance shown for class N shares prior to their inception (11/1/18) is derived from the historical performance of class A shares, adjusted for the sales charge and higher 12b-1 fees currently applicable to class N shares.
[2]	Performance for class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[3]	Class G shares were not outstanding during the time periods shown. Performance shown for class G shares is derived from the historical performance of class P shares.